Income Tax - Summary of Deferred Income Tax (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 54,100	$ 55,183